NATURE OF BUSINESS	12 Months Ended
Dec. 31, 2011
NATURE OF BUSINESS
NATURE OF BUSINESS

NOTE 1. NATURE OF BUSINESS

        General Nature of Business.    GNC Holdings, Inc., formerly GNC Acquisition Holdings Inc., a Delaware corporation ("Holdings," and collectively with its subsidiaries and, unless the context requires otherwise, its and their respective predecessors, the "Company"), is a leading specialty retailer of nutritional supplements, which include: vitamins, minerals and herbal supplements ("VMHS"), sports nutrition products, diet products and other wellness products.

        The Company's organizational structure is vertically integrated as the operations consist of purchasing raw materials, formulating and manufacturing products and selling the finished products through its three segments: Retail, Franchising, and Manufacturing/Wholesale. Corporate retail store operations are located in the United States, Canada and Puerto Rico and in addition the Company offers products domestically through GNC.com, LuckyVitamin.com and www.drugstore.com. Franchise stores are located in the United States and 53 international countries (including distribution centers where retail sales are made). The Company operates its primary manufacturing facilities in South Carolina and distribution centers in Arizona, Pennsylvania and South Carolina. The Company manufactures the majority of its branded products, but also merchandises various third-party products. Additionally, the Company licenses the use of its trademarks and trade names.

        The processing, formulation, packaging, labeling and advertising of the Company's products are subject to regulation by one or more federal agencies, including the Food and Drug Administration (the "FDA"), the Federal Trade Commission (the "FTC"), the Consumer Product Safety Commission, the United States Department of Agriculture and the Environmental Protection Agency. These activities are also regulated by various agencies of the states and localities in which the Company's products are sold.

        Recent Significant Transactions.    In March 2011, in conjunction with a refinancing transaction (the "Refinancing"), General Nutrition Centers, Inc. ("Centers") and GNC Corporation, each of which is an indirect wholly owned subsidiary of Holdings, entered into the 2011 Senior Credit Facility, consisting of a $1.2 billion term loan facility (the "Term Loan Facility") and an $80.0 million revolving credit facility (the "Revolving Credit Facility"), and utilized the proceeds to repay all outstanding indebtedness under the 2007 Senior Credit Facility, the Senior Notes and the Senior Subordinated Notes.

        In April 2011, Holdings consummated an initial public offering (the "IPO") of 16.0 million shares of its Class A common stock, par value $0.001 per share (the "Series A common stock"), at an IPO price of $16.00 per share. The net proceeds from the IPO, together with cash on hand, were used to redeem all outstanding Series A preferred stock, par value $0.001 per share (the "Class A preferred stock"), repay approximately $300.0 million of outstanding borrowings under the Term Loan Facility and pay approximately $11.1 million to satisfy obligations under the ACOF Management Services Agreement and its Class B common stock, par value $0.001 per share (the "Class B common stock" and, together with the Class A common stock, the "common stock").

        On August 31, 2011, the Company acquired substantially all of the assets and assumed certain liabilities of S&G Properties, LLC d/b/a LuckyVitamin.com and What's The Big Deal?, Inc. d/b/a Gary's "World of Wellness" (collectively referred to as "LuckyVitamin.com"), an online retailer of health and wellness products. The aggregate purchase price of LuckyVitamin.com was approximately $19.8 million.

        During the fourth quarter of 2011, certain of Holdings' stockholders completed a registered offering of 23.0 million shares of Class A common stock (the "Secondary Offering") at a price of $24.75 per share.